Prepayment and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayment and other current assets
Summary of prepayment and other current assets

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Prepaid expenses	—	8,617,132	1,180,541
Escrow deposit	—	3,284,685	450,000
Other receivables	34,151	202,289	27,715
Total	34,151	12,104,106	1,658,256